RIGHT-OF-USE ASSETS & LEASE LIABILITIES - Lease Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities - finance
Total lease expense	$ 15,502,244	$ 2,799,415
COGS
Lease liabilities - operating
Lease liabilities - operating expense	4,818,319	684,418
Lease liabilities - finance
Amortization of right-of-use assets	1,049,787	17,040
Interest on lease liabilities - finance	719,824	14,377
G&A
Lease liabilities - operating
Lease liabilities - operating expense	8,517,965	$ 2,083,580
Lease liabilities - finance
Amortization of right-of-use assets	76,280
Interest on lease liabilities - finance	$ 320,069